Share-Based Compensation - Schedule of Share Option Activity (Details) - CNY (¥)		12 Months Ended
	Dec. 31, 2022	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Share Option Activity [Line Items]
Aggregated Intrinsic Value, Outstanding as of Balance (in Yuan Renminbi)	¥ 2,001,626	¥ 165,384	¥ 1,039,402	¥ 4,004,469
Aggregated Intrinsic Value, Vested and exercisable (in Yuan Renminbi)		¥ 81,984	¥ 312,976	¥ 916,775
Aggregated Intrinsic Value, Granted
Stock Options [Member]
Schedule of Share Option Activity [Line Items]
Number of Options, Outstanding as of Balnce (in Shares)	25,000	7,474	16,157	31,239
Weighted Average Exercise Price, Outstanding as of Balance	¥ 0.03	¥ 0.01	¥ 0.01	¥ 0.01
Weighted Average Remaining Term (Years), Outstanding as of Balance	9 years	7 years 3 months 18 days	8 years 3 months 18 days	9 years 3 months 18 days
Weighted Average Grant Date Fair Value, Outstanding as of Balance	¥ 609.4	¥ 73.4	¥ 73.4	¥ 73.4
Number of Options, Vested and exercisable (in Shares)		3,705	4,865	7,152
Weighted Average Exercise Price, Vested and exercisable		¥ 0.01	¥ 0.01	¥ 0.01
Weighted Average Remaining Term (Years), Vested and exercisable		7 years 3 months 18 days	8 years 3 months 18 days	9 years 3 months 18 days
Weighted Average Grant Date Fair Value, Vested and exercisable		¥ 73.4	¥ 73.4	¥ 73.4
Number of Options, Granted (in Shares)				86,186
Weighted Average Exercise Price, Granted				¥ 0.01
Weighted Average Remaining Term (Years), Granted				9 years 3 months 18 days
Weighted Average Grant Date Fair Value, Granted				¥ 73.4
Number of Options, Forfeited (in Shares)		2,246	5,041	21,158
Weighted Average Exercise Price, Forfeited		¥ 0.01	¥ 0.01	¥ 0.03
Weighted Average Remaining Term (Years), Forfeited
Weighted Average Grant Date Fair Value, Forfeited		¥ 73.4	¥ 73.4	¥ 495.7
Number of Options, Exercised (in Shares)		6,437	10,041	58,789
Weighted Average Exercise Price, Exercised		¥ 0.01	¥ 0.01	¥ 0.02
Weighted Average Remaining Term (Years), Exercised
Weighted Average Grant Date Fair Value, Exercised		¥ 73.4	¥ 73.4	¥ 149.4